Lease liabilities - Disclosure of maturity analysis of operating lease payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	€ 167,376	€ 156,626
Not later than one year [member]
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	37,824	38,029
Later than one year and not later than two years [member]
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	32,651	30,435
Later than two years and not later than three years [member]
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	26,034	24,573
Beyond three years [Member]
Disclosure of Maturity Analysis for Lease Liabilities by Maturity Date [Line Items]
Gross lease liabilities	€ 70,867	€ 63,589